Condensed Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Deferred tax expense (benefit) for unrealized appreciation on available for sale securities	$ 5,660,000	$ 352,000	$ 1,972,000
Deferred tax expense (benefit) for reclassification adjustment for realized (gains) losses included in net income (loss)	1,668,000	2,024,000	(32,000)
Deferred tax expense (benefit) for reclassification adjustment for write-down of securities	0	(168,000)	(344,000)
Deferred tax expense (benefit) for minimum pension liability	(400,000)	(910,000)	(300,000)
Deferred tax expense (benefit) for postretirement liability	$ (375,000)	$ 1,400,000	$ (1,050,000)